Income Tax (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax [Abstract]
Schedule of Company’s Net Deferred Tax Assets	The Company’s net deferred tax assets are as follows:
	December 31, 2022	December 31, 2021
Deferred tax asset
Federal net operating loss	$—	$38,176
Organizational costs/Start-up costs	334,531	162,250
Total deferred tax asset	334,531	200,426
Deferred tax liability
Unrealized gain/loss	(18,790)	(1,955)
Valuation allowance	(334,531)	(198,471)
Deferred tax asset (liability), net of allowance	$(18,790)	$—

Schedule of Income Tax Provision	The income tax provision consists of the following:
	December 31, 2022	December 31, 2021
Federal
Current	$138,094	$—
Deferred	(86,506)	(175,158)
State
Current	28,539	—
Deferred	(30,765)	(23,313)
Change in valuation allowance	136,060	198,471
Income tax provision	$185,423	$—

Schedule of Reconciliation of the Federal Income Tax Rate	Reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2022 and 2021 is as follows:
	December 31, 2022	December 31, 2022
Statutory federal income tax rate	21.00%	21.00%
State taxes, net of federal tax benefit	4.30%	2.80%
Prior year true-up	(5.23)%	—
Change in valuation allowance	55.41%	(23.80)%
Effective tax rate	75.48	—